Loans and Allowance for Loan Losses - Related Parties (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Summary of loans to directors and executive officers
Balance at December 31, 2018	$ 6,004
New loans	1,197
Amounts collected	(1,600)
Balance at December 31, 2019	$ 5,601